Investment Objectives and Goals	Sep. 24, 2026
Leverage Shares 2X Long NScale Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long Nscale Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in price of the ordinary shares of Nscale. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Short NScale Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Short Nscale Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse leveraged investment results, before fees and expenses, of minus two times (-200%) of the daily percentage change in the price of the ordinary shares of Nscale. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 1X Short NScale Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 1X Short Nscale Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse investment results, before fees and expenses, of -100% of the daily percentage change in the ordinary shares of Nscale. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.